LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
2023		¥ 31,212
2024	¥ 29,671	19,841
2025	12,164	3,306
2026	353
Total undiscounted lease payments	42,188	54,359
Imputed interest	(1,192)	(1,991)
Total lease liabilities	¥ 40,996	¥ 52,368